Schedule of Investments (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Investments In Trading Securities Schedule Of Investments 1	$ 511,672
Investments In Trading Securities Schedule Of Investments 2	651,580
Investments In Trading Securities Schedule Of Investments 3	710,297
Investments In Trading Securities Schedule Of Investments 4	(263,080)
Investments In Trading Securities Schedule Of Investments 5	(550,366)
Investments In Trading Securities Schedule Of Investments 6	(629,285)
Investments In Trading Securities Schedule Of Investments 7	248,592
Investments In Trading Securities Schedule Of Investments 8	101,214
Investments In Trading Securities Schedule Of Investments 9	$ 81,012